Commitments and Contingencies (Details Textuals) (Silicon Valley Bank, Standby Letters of Credit, USD $)	Sep. 30, 2012
Silicon Valley Bank | Standby Letters of Credit
Line of Credit Facility [Line Items]
Letter of credit	$ 525,000